Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used	The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of options and SARs granted during the years indicated:

	For the years ended December 31,
	2024	2023	2022
Weighted average share price at the date of grant (1)	USD 11.63 (CHF 10.24)	USD 8.30 (CHF 7.46)	USD 3.57 (CHF 3.41)
Range of expected volatilities (%) (2)	85.54-93.00	68.7-83.8	96.3
Range of expected term (years) (3)	5.50-6.25	6.25	2.50
Range of risk-free interest rates (%) (1)(4)	3.6-4.6	3.5-4.8	0.7
Dividend yield (%)	0.0	0.0	0.0

(1)
Following the NASDAQ U.S. listing in 2023, the equity award exercise price is now denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.
(2)
The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company's industry.
(3)
The expected term represents the period that share-based awards are expected to be outstanding.
(4)
The risk-free interest rates in 2023 and 2024 are based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term. Prior to 2023, the risk-free interest rate was based on Switzerland Short-Term Government Bonds with maturities approximately equal to the expected term.

Summary of Stock Option and SARs Activity under 2023 Plan

The following table summarizes the Company’s stock option and SARs activity under the 2023 Plan for 2022 to 2024:

	Number of options (1)	Weighted average exercise price (1) (CHF)	Range of expiration dates
Outstanding as of January 1, 2022	1,289,090	2.05	2026-2030
Granted	629,295	2.98	2031
Forfeited	(94,273)	2.35	2023-2030
Exercised	(61,163)	1.85	2026-2027
Outstanding as of December 31, 2022	1,762,949	2.39	2027-2031
Exercisable at December 31, 2022	819,603	1.97	2027-2031
Outstanding as of January 1, 2023	1,762,949	2.39	2027-2031
Options granted(2)	1,614,000	7.49	2033
SARs granted	134,765	7.27	2033
Earnout options granted	369,737	0.01	2028
Forfeited(2)(3)	(302,299)	2.62	2033
Exercised(3)	(112,942)	2.43	2028-2032
Outstanding as of December 31, 2023	3,466,210	4.50	2027-2033
Exercisable at December 31, 2023	1,164,513	2.21	2028-2033
Outstanding as of January 1, 2024	3,466,210	4.50	2027-2033
Options granted	1,811,122	10.24	2034
Forfeited(3)	(288,767)	4.38	2028-2034
Exercised(3)	(301,511)	3.17	2027-2033
Outstanding as of December 31, 2024	4,687,054	6.82	2028-2034
Exercisable at December 31, 2024	1,935,101	4.34	2028-2034

(1)
Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, the Exchange Ratio was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.
(2)
Pursuant to the BCA, all outstanding and unexercised options to purchase Legacy Oculis ordinary shares were assumed by Oculis and each option was replaced by an option to purchase ordinary shares of Oculis (the “Converted Options”). The exchange of Legacy Oculis 2018 Plan options for converted 2023 Plan options is not reflected in the table above. Refer to Note 5 - Financing Activities for further details.
(3)
Forfeited amount includes earnout options forfeited during the years ended December 31, 2024 and 2023. No SARs have been exercised or forfeited during the years ended December 31, 2024 or 2023.

Summary of Restricted Stock Unit Activity Under 2023 Plan	The following table summarizes the Company’s RSU activity under the 2023 Plan for the year ended December 31, 2024:

	Number of awards	Weighted average grant date fair value (CHF)	Range of expiration dates
Outstanding as of January 1, 2024	—	—	—
RSUs granted	476,908	9.83	2034
RSUs vested/settled	(9,430)	10.51	2034
Outstanding as of December 31, 2024	467,478	9.81	2034

Summary of Number and Weighted Average Exercise Prices of Restricted Shares

The number and weighted average exercise prices of restricted shares outstanding under the 2023 Plan are as follows (recast after applying the Exchange Ratio to reflect the impact of the BCA):

	Number of Restricted Stock Awards	Weighted average exercise price (CHF)
Issued and exercised as of January 1, 2022	1,186,931	1.73
Issued and exercised as of December 31, 2022	1,186,931	1.73
Not subject to repurchase at December 31, 2022	934,044	1.66
Issued and exercised as of January 1, 2023	1,186,931	1.73
Issued and exercised as of December 31, 2023	1,186,931	1.73
Not subject to repurchase at December 31, 2023	1,088,838	1.71
Issued and exercised as of January 1, 2024	1,186,931	1.73
Issued and exercised as of December 31, 2024	1,186,931	1.73
Not subject to repurchase at December 31, 2024	1,186,931	1.73

Summary of Details of Share-Based Compensation Expense by Award

The following table details share-based compensation expense by award type for the years indicated:

	For the years ended December 31,
	2024	2023	2022
Stock options	8,218	3,608	804
RSUs	1,564	-	-
Total share-based compensation expense	9,782	3,608	804